Capital Management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Capital Management
5.	CAPITAL MANAGEMENT
The Company’s primary objectives, when managing its capital, are to maintain adequate levels of funding to support the operations of the Company and to maintain corporate and administrative functions. The Company defines capital as notes payable, convertible notes and equity, consisting of the issued units of the Company. The capital structure of the Company is managed to provide sufficient funding for planned operating activities of the Company. Funds are primarily secured through a combination of equity capital raised by way of private placements and debt. There can be no assurances that the Company will be able to continue raising equity capital and debt in this manner.
There were no changes to the Company’s approach to capital management during the year ended December 31, 2019 from the year ended December 31, 2018. The Company is exposed to certain externally imposed capital requirements, as described in Note 16 compliance with these covenants was suspended by the lender until July 31, 2020.